SUPPLEMENTAL CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES
SUPPLEMENTAL CASH FLOW DISCLOSURES
The Supplemental cash flow disclosures for 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Non-Cash Investing and Financing Activities
Contingent and deferred consideration for businesses acquired, at fair value	$—	$—	$1,696
Debt assumed in acquisition of businesses, at fair value	$—	$—	$3,129
Other Payments
Interest paid	$1,708	$1,718	$1,269
Income taxes paid	$179	$149	$95